T. ROWE PRICE Retirement 2020 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 48.0%
T. Rowe Price Funds:
New Income Fund  1,994,300 90,390 88,869 252,914,008 1,967,671
Limited Duration Inflation Focused
Bond Fund  1,702,081 73,639 83,000 359,170,947 1,684,512
International Bond Fund (USD
Hedged)  746,595 28,559 26,273 88,330,837 745,512
Dynamic Global Bond Fund  466,063 7,470 23,576 59,321,918 448,474
Emerging Markets Bond Fund  426,561 10,796 20,877 42,163,942 412,785
U.S. Treasury Long-Term Index
Fund  333,126 13,494 19,011 47,019,935 319,265
High Yield Fund  318,312 15,397 15,618 53,536,175 315,863
Dynamic Credit Fund  182,731 7,447 6,666 21,486,993 181,350
Floating Rate Fund  101,579 3,860 4,971 11,024,472 100,323
Total Bond Funds (Cost $6,780,156) 6,175,755
EQUITY FUNDS 51.6%
T. Rowe Price Funds:
Value Fund  1,037,167 2,204 34,828 18,357,519 1,072,446
Growth Stock Fund  1,073,878 17,207 24,189 9,013,934 1,023,803
Hedged Equity Fund  671,015 129 21,111 45,563,073 648,363
U.S. Large-Cap Core Fund  566,835 8,114 19,864 11,667,902 576,978
Equity Index 500 Fund  575,521 1,651 6,946 2,747,404 548,821
International Value Equity Fund  506,582 91 22,894 17,389,156 480,984
Overseas Stock Fund  463,925 86 14,284 24,421,282 452,282
Real Assets Fund  412,586 7,080 14,887 19,897,173 414,856
International Stock Fund  408,106 74 26,130 16,175,994 383,695
Emerging Markets Discovery Stock
Fund  209,110 36 7,208 8,718,225 191,975
Emerging Markets Stock Fund  199,331 36 5,476 3,369,345 188,447
Mid-Cap Value Fund  192,286 33 17,131 4,454,653 172,083
Mid-Cap Growth Fund  171,459 33 4,949 1,604,334 165,375
New Horizons Fund (2) 122,579 20 7,857 1,841,407 111,350
Small-Cap Value Fund  116,516 20 8,967 1,694,378 103,984
Small-Cap Stock Fund  107,341 20 4,719 1,537,136 100,990
Total Equity Funds (Cost $3,033,123) 6,636,432
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,243 15,213 15,097 13,934 1,351
Total Other Mutual Funds (Cost $1,355) 1,351

T. ROWE PRICE Retirement 2020 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds  0.2%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 177,519 70,513 216,746 31,285,688 31,286
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 3.743%,
11/3/26 (4) 20,000,000 19,869
Total Short-Term Investments (Cost $51,156) 51,155
Total Investments in Securities 100.0%
(Cost $9,865,790) $ 12,864,693
Other Assets Less Liabilities (0.0)% (5,148)
Net Assets 100.0% $ 12,859,545
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2020 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 237 MSCI EAFE Index contracts 9/26 (38,261) $ (733)
Long, 101 Russell 2000 E-Mini Index contracts 9/26 14,941 (51)
Short, 26 S&P 500 E-Mini Index contracts 9/26 (10,009) (162)
Long, 291 U.S. Treasury Notes five year contracts 12/26 30,760 (131)
Net payments (receipts) of variation margin to date 1,089
Variation margin receivable (payable) on open futures contracts $ 12

T. ROWE PRICE Retirement 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (177) $ (2,162) $ 3,534
Dynamic Global Bond Fund  (2,134) (1,483) 7,380
Emerging Markets Bond Fund  (1,376) (3,695) 6,986
Emerging Markets Discovery Stock Fund  3,439 (9,963) —
Emerging Markets Stock Fund  3,109 (5,444) —
Equity Index 500 Fund  28,829 (21,405) 1,549
Floating Rate Fund  (187) (145) 1,840
Growth Stock Fund  3,745 (43,093) —
Hedged Equity Fund  7,961 (1,670) —
High Yield Fund  (442) (2,228) 5,732
International Bond Fund (USD Hedged)  (938) (3,369) 4,799
International Stock Fund  13,152 1,645 —
International Value Equity Fund  25,827 (2,795) —
Limited Duration Inflation Focused Bond Fund  (2,618) (8,208) 7,038
Mid-Cap Growth Fund  4,652 (1,168) —
Mid-Cap Value Fund  11,256 (3,105) —
New Horizons Fund  939 (3,392) —
New Income Fund  (7,257) (28,150) 24,389
Overseas Stock Fund  15,108 2,555 —
Real Assets Fund  4,054 10,077 —
Small-Cap Stock Fund  4,077 (1,652) —
Small-Cap Value Fund  6,515 (3,585) —
Transition Fund  (92) (8) 57
U.S. Large-Cap Core Fund  5,627 21,893 —
U.S. Treasury Long-Term Index Fund  (2,980) (8,344) 3,626
Value Fund  22,219 67,903 —
U.S. Treasury Money Fund, 3.74% — — 1,001
Totals $ 142,308# $ (50,991) $ 67,931+

T. ROWE PRICE Retirement 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $5 of the net realized gain (loss).
+ Investment income comprised $67,931 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2020 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2020 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F141-054Q1 08/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 6,175,755 $ — $ — $ 6,175,755
Equity Funds 6,636,432 — — 6,636,432
Other Mutual Funds 1,351 — — 1,351
Short-Term Investments 31,286 19,869 — 51,155
Total $ 12,844,824 $ 19,869 $ — $ 12,864,693
Liabilities
Futures Contracts* $ 1,077 $ — $ — $ 1,077
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.